Share Capital, Warrants and Other Capital - Schedule of Stock Options Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2020 Period $ / shares
Statement Line Items [Line Items]
Options outstanding, Number (in shares) | Period	506,400
Options outstanding, Weighted average remaining contractual life (years)	5 years 5 months 23 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 1.44
Options exercisable, Number (in shares) | Period	203,072
Options exercisable, Weighted average remaining contractual life (years)	3 years 11 months 8 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 2.61
Exercise Price Range 1 [Member]
Statement Line Items [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	0.37
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 0.87
Options outstanding, Number (in shares) | Period	305,000
Options outstanding, Weighted average remaining contractual life (years)	6 years 6 months 10 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 0.57
Options exercisable, Number (in shares) | Period	41,671
Options exercisable, Weighted average remaining contractual life (years)	5 years 11 months 12 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 0.87
Exercise Price Range 2 [Member]
Statement Line Items [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	0.88
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 1.79
Options outstanding, Number (in shares) | Period	35,000
Options outstanding, Weighted average remaining contractual life (years)	5 years 10 months 10 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 1.03
Options exercisable, Number (in shares) | Period	11,667
Options exercisable, Weighted average remaining contractual life (years)	5 years 10 months 10 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 1.03
Exercise Price Range 3 [Member]
Statement Line Items [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	1.80
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 3.14
Options outstanding, Number (in shares) | Period	85,000
Options outstanding, Weighted average remaining contractual life (years)	4 years 2 months 16 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 2.08
Options exercisable, Number (in shares) | Period	68,334
Options exercisable, Weighted average remaining contractual life (years)	3 years 10 months 14 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 2.62
Exercise Price Range 4 [Member]
Statement Line Items [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	3.15
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 1,044.00
Options outstanding, Number (in shares) | Period	81,400
Options outstanding, Weighted average remaining contractual life (years)	2 years 8 months 12 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 4.18
Options exercisable, Number (in shares) | Period	81,400
Options exercisable, Weighted average remaining contractual life (years)	2 years 8 months 12 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 4.18